PROPERTY OWNED (Details) (USD $)	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
PROPERTY OWNED [Abstract]
Property owned net	$ 1,612,549,000	$ 1,518,519,000
Capitalized interest during construction	742,000	571,000	152,000
Future minimum lease receipts to be received under non-cancellable leases [Abstract]
2014	114,118,000
2015	102,967,000
2016	92,131,000
2017	77,193,000
2018	61,744,000
Thereafter	195,986,000
Total	$ 644,139,000